INTANGIBLE ASSETS - Disclosure of Reconciliation of Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	$ 23,953
Intangible assets, Ending Balance	20,846	$ 23,953
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	27,568	17,128
Additions	588	542
Acquisitions through business combinations	74	10,581
Dispositions	(3,485)	(15)
Assets reclassified as held for sale		159
Foreign currency translation	497	(278)
Intangible assets, Ending Balance	25,242	27,568
Gross carrying amount | Adoption of new accounting standards
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance		(231)
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(3,615)	(2,322)
Amortization and impairment expense	(1,730)	(1,466)
Dispositions	1,038	7
Assets reclassified as held for sale		(29)
Foreign currency translation	(89)	47
Intangible assets, Ending Balance	(4,396)	(3,615)
Accumulated amortization and impairment | Adoption of new accounting standards
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance		90
Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,095
Intangible assets, Ending Balance	2,411	2,095
Water and sewage concession agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,432	2,054
Additions	249	256
Acquisitions through business combinations	0	0
Dispositions	(3)	(1)
Assets reclassified as held for sale		19
Foreign currency translation	202	142
Intangible assets, Ending Balance	2,880	2,432
Water and sewage concession agreements | Gross carrying amount | Adoption of new accounting standards
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance		0
Water and sewage concession agreements | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(337)	(237)
Amortization and impairment expense	(85)	(96)
Dispositions	0	2
Assets reclassified as held for sale		(10)
Foreign currency translation	(47)	(16)
Intangible assets, Ending Balance	(469)	(337)
Water and sewage concession agreements | Accumulated amortization and impairment | Adoption of new accounting standards
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance		0
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	13,802
Intangible assets, Ending Balance	12,371	13,802
Customer relationships | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	15,718	8,619
Additions	0	0
Acquisitions through business combinations	65	7,495
Dispositions	(888)	0
Assets reclassified as held for sale		140
Foreign currency translation	196	(256)
Intangible assets, Ending Balance	15,091	15,718
Customer relationships | Gross carrying amount | Adoption of new accounting standards
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance		0
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(1,916)	(1,093)
Amortization and impairment expense	(1,022)	(879)
Dispositions	254	0
Assets reclassified as held for sale		(19)
Foreign currency translation	(36)	37
Intangible assets, Ending Balance	(2,720)	(1,916)
Customer relationships | Accumulated amortization and impairment | Adoption of new accounting standards
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance		0
Computer software and proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	3,655
Intangible assets, Ending Balance	2,193	3,655
Computer software and proprietary technology | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	4,754	3,689
Additions	259	204
Acquisitions through business combinations	1	952
Dispositions	(1,989)	(5)
Assets reclassified as held for sale		0
Foreign currency translation	49	(86)
Intangible assets, Ending Balance	3,074	4,754
Computer software and proprietary technology | Gross carrying amount | Adoption of new accounting standards
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance		0
Computer software and proprietary technology | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(1,099)	(734)
Amortization and impairment expense	(479)	(375)
Dispositions	694	4
Assets reclassified as held for sale		0
Foreign currency translation	3	6
Intangible assets, Ending Balance	(881)	(1,099)
Computer software and proprietary technology | Accumulated amortization and impairment | Adoption of new accounting standards
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance		0
Brand and trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	3,265
Intangible assets, Ending Balance	2,863	3,265
Indefinite life intangible assets	2,151	2,425
Brand and trademarks | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	3,387	1,979
Additions	9	4
Acquisitions through business combinations	0	1,445
Dispositions	(360)	0
Assets reclassified as held for sale		0
Foreign currency translation	34	(41)
Intangible assets, Ending Balance	3,070	3,387
Brand and trademarks | Gross carrying amount | Adoption of new accounting standards
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance		0
Brand and trademarks | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(122)	(67)
Amortization and impairment expense	(89)	(68)
Dispositions	11	0
Assets reclassified as held for sale		0
Foreign currency translation	(7)	13
Intangible assets, Ending Balance	(207)	(122)
Brand and trademarks | Accumulated amortization and impairment | Adoption of new accounting standards
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance		0
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,136
Intangible assets, Ending Balance	1,008	1,136
Indefinite life intangible assets	338
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,277	787
Additions	71	78
Acquisitions through business combinations	8	689
Dispositions	(245)	(9)
Assets reclassified as held for sale		0
Foreign currency translation	16	(37)
Intangible assets, Ending Balance	1,127	1,277
Other | Gross carrying amount | Adoption of new accounting standards
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance		(231)
Other | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(141)	(191)
Amortization and impairment expense	(55)	(48)
Dispositions	79	1
Assets reclassified as held for sale		0
Foreign currency translation	(2)	7
Intangible assets, Ending Balance	$ (119)	(141)
Other | Accumulated amortization and impairment | Adoption of new accounting standards
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance		$ 90